Consolidated Statements of Stockholders Deficit - USD ($)	Preferred Stock	Common Stock	Common Stock Payable	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at May. 31, 2019	200	382,717
Beginning balance, value at May. 31, 2019		$ 38	$ 8,460	$ 4,149,012	$ (7,948,240)	$ (3,790,730)
Rounded up shares issued in connection with reverse stock split		2,258
Common stock issued for conversion of debt, shares		676,382
Common stock issued for conversion of debt, value		$ 68		$ 152,451		$ 152,519
Common stock issued for merger with Global Nutrition Experience, Inc., value						0
Net income/loss					$ (3,192,199)	$ (3,192,199)
Ending balance, shares at Aug. 31, 2019	200	1,061,357
Ending balance, value at Aug. 31, 2019		$ 106	$ 8,460	$ 4,301,463	$ (11,140,439)	$ (6,830,410)
Beginning balance, shares at May. 31, 2019	200	382,717
Beginning balance, value at May. 31, 2019		$ 38	$ 8,460	$ 4,149,012	$ (7,948,240)	(3,790,730)
Common stock issued for merger with Global Nutrition Experience, Inc., value						$ 0
Ending balance, shares at Nov. 30, 2019	200	161,061,647
Ending balance, value at Nov. 30, 2019		$ 16,106	$ 8,460	$ 4,285,469	$ (121,920,926)	$ (78,820,897)
Beginning balance, shares at Aug. 31, 2019	200	1,061,357
Beginning balance, value at Aug. 31, 2019		$ 106	$ 8,460	$ 4,301,463	$ (11,140,439)	$ (6,830,410)
Rounded up shares issued in connection with reverse stock split		290
Common stock issued for merger with Global Nutrition Experience, Inc, shares		$ 160,000,000
Common stock issued for merger with Global Nutrition Experience, Inc., value		16,000		$ (16,000)
Net income/loss					$ (1,050,487)	$ (1,050,487)
Ending balance, shares at Nov. 30, 2019	200	161,061,647
Ending balance, value at Nov. 30, 2019		$ 16,106	$ 8,460	$ 4,285,469	$ (121,920,926)	$ (78,820,897)
Beginning balance, shares at May. 31, 2020	200	373,710,385
Beginning balance, value at May. 31, 2020		$ 37,371	$ 8,460	$ 4,670,196	$ (8,893,053)	$ (4,177,026)
Common stock issued for conversion of debt, shares		2,476,735,213
Common stock issued for conversion of debt, value		$ 247,673		$ 451,854		$ 699,527
Common stock issued for merger with Global Nutrition Experience, Inc., value						0
Net income/loss					$ (2,377,518)	$ (2,377,518)
Ending balance, shares at Aug. 31, 2020	200	2,850,445,598
Ending balance, value at Aug. 31, 2020		$ 285,044	$ 8,460	$ 5,122,050	$ (11,270,571)
Beginning balance, shares at May. 31, 2020	200	373,710,385
Beginning balance, value at May. 31, 2020		$ 37,371	$ 8,460	$ 4,670,196	$ (8,893,053)	$ (4,177,026)
Common stock issued for merger with Global Nutrition Experience, Inc., value						0
Ending balance, shares at Nov. 30, 2020	200	2,992,682,598
Ending balance, value at Nov. 30, 2020		$ 299,268	$ 8,460	$ 5,112,050	$ (11,900,187)	$ (6,470,409)
Beginning balance, shares at Aug. 31, 2020	200	2,850,445,598
Beginning balance, value at Aug. 31, 2020		$ 285,044	$ 8,460	$ 5,122,050	$ (11,270,571)
Common stock issued for conversion of debt, shares		142,237,000
Common stock issued for conversion of debt, value		$ 14,224				$ 14,224
Net income/loss					(629,616)	(629,616)
Ending balance, shares at Nov. 30, 2020	200	2,992,682,598
Ending balance, value at Nov. 30, 2020		$ 299,268	$ 8,460	$ 5,112,050	$ (11,900,187)	$ (6,470,409)